9. Stock-Based Compensation (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Option Plan 1 [Member]
Exercise Price	$ 0.51	$ 0.53
Number of options outstanding	850	291,900
Average Contractual Life Remaining	6 months 29 days
Number of options exercisable	850	291,900
Intrinsic value	$ 917
Stock Option Plan 2 [Member]
Exercise Price	$ 0.53	$ 0.53
Number of options outstanding	291,900	291,900
Average Contractual Life Remaining	5 years 3 months
Number of options exercisable	291,900
Intrinsic value	312,333
Stock Option Plan 3 [Member]
Exercise Price	$ 0.53	$ 4.54
Number of options outstanding	291,900	500,000
Average Contractual Life Remaining	7 years 9 months
Number of options exercisable	291,900
Intrinsic value	$ 312,333
Stock Option Plan 4 [Member]
Exercise Price	$ 4.54
Number of options outstanding	500,000
Average Contractual Life Remaining	8 years 9 months
Number of options exercisable	166,667